NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 25, 2014
Disclosure Nature Of Operations And Summary Of Significant Accounting Policies Narrative [Abstract]
Fair Value Assumptions Using The Black-Scholes Option-Pricing Model
The fair value of stock options is estimated using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2014	2013	2012
Expected volatility	47.7%	53.4%	56.7%
Risk-free interest rate	1.6%	0.7%	0.9%
Expected lives	5 years	5 years	5 years
Dividend yield	2.2%	2.4%	2.6%

Expected volatility and the expected life of stock options are based on historical experience. The risk-free rate is based on the yield of a Treasury Note with a term equal to the expected life of the stock options. The dividend yield is based on the most recent quarterly dividend per share declared and the closing stock price on the declaration date.

Schedule of Weighted Average Number of Shares
Basic weighted average shares outstanding is reconciled to diluted weighted average shares outstanding as follows (in thousands):

	2014	2013	2012
Basic weighted average shares outstanding	66,251	71,788	78,559
Dilutive stock options	853	955	738
Dilutive restricted shares	1,048	1,415	1,367
	1,901	2,370	2,105
Diluted weighted average shares outstanding	68,152	74,158	80,664